SHAREHOLDERS' EQUITY - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€) € / shares shares
Outstanding options - Number (in shares) | shares	1,186,900
Outstanding options - Weighted average remaining contractual life (Year)	6 years
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.81
Outstanding options - Aggregate intrinsic value | €	€ 1,686,989
Exercisable options - Number (in shares) | shares	970,650
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.73
Exercisable options - Aggregate intrinsic value | €	€ 1,458,076
Exercise price, Lower range (in EUR per share)	€ 1.91
Exercise price, Upper range (in EUR per share)	€ 3.90
Range 1 [Member]
Outstanding options - Number (in shares) | shares	130,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.90
Outstanding options - Aggregate intrinsic value | €	€ 42,576
Exercisable options - Number (in shares) | shares	32,500
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.90
Exercisable options - Aggregate intrinsic value | €	€ 13,017
Exercise price, Lower range (in EUR per share)	€ 3.90
Range 2 [Member]
Outstanding options - Number (in shares) | shares	465,000
Outstanding options - Weighted average remaining contractual life (Year)	5 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.22
Outstanding options - Aggregate intrinsic value | €	€ 468,492
Exercisable options - Number (in shares) | shares	465,000
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.22
Exercisable options - Aggregate intrinsic value | €	€ 468,492
Exercise price, Lower range (in EUR per share)	€ 3.22
Range 3 [Member]
Outstanding options - Number (in shares) | shares	145,000
Outstanding options - Weighted average remaining contractual life (Year)	7 years 8 months 12 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.65
Outstanding options - Aggregate intrinsic value | €	€ 228,739
Exercisable options - Number (in shares) | shares	72,500
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.65
Exercisable options - Aggregate intrinsic value | €	€ 114,369
Exercise price, Lower range (in EUR per share)	€ 2.65
Range 4 [member]
Outstanding options - Number (in shares) | shares	184,400
Outstanding options - Weighted average remaining contractual life (Year)	6 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.39
Outstanding options - Aggregate intrinsic value | €	€ 338,837
Exercisable options - Number (in shares) | shares	138,150
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.39
Exercisable options - Aggregate intrinsic value | €	€ 253,852
Exercise price, Lower range (in EUR per share)	€ 2.39
Range 5 [Member]
Outstanding options - Number (in shares) | shares	262,500
Outstanding options - Weighted average remaining contractual life (Year)	2 years
Outstanding options - Weighted average exercise price (in EUR per share)	€ 1.91
Outstanding options - Aggregate intrinsic value | €	€ 608,346
Exercisable options - Number (in shares) | shares	262,500
Exercisable options - Weighted average exercise price (in EUR per share)	€ 1.91
Exercisable options - Aggregate intrinsic value | €	€ 608,346
Exercise price, Lower range (in EUR per share)	€ 1.91